Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Disclosure of Lease Receivables

	2019			2018
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments[1]	Unearned finance income[1]	Present value[1]
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	1,674	(157)	1,517	2,229	(196)	2,033
One to two years	1,634	(155)	1,479	N/A	N/A	N/A
Two to three years	1,889	(151)	1,738	N/A	N/A	N/A
Three to four years	1,704	(136)	1,568	N/A	N/A	N/A
Four to five years	1,558	(132)	1,426	N/A	N/A	N/A
Later than one year and no later than five years	6,785	(574)	6,211	7,420	(628)	6,792
Later than five years	6,136	(614)	5,522	5,032	(619)	4,413
At 31 Dec	14,595	(1,345)	13,250	14,681	(1,443)	13,238

1 The disclosure requirements of IFRS 16 were adopted from 1 January 2019. Comparatives have not been restated.